Matson Money International Equity VI Portfolio
Schedule of Investments
November 30, 2025 (Unaudited)

OPEN-END FUNDS - 99.9%	Shares	Value
DFA Emerging Markets Small Cap Portfolio - Class Institutional	39,845	$1,070,225
DFA Emerging Markets Value Portfolio - Class Institutional	29,185	1,073,417
DFA International Small Cap Value Portfolio - Class Institutional (a)	208,167	6,509,375
DFA International Value Portfolio III - Class Institutional (a)	286,584	6,880,879
DFA Investment VA International Small Portfolio	250,107	3,864,153
DFA Investment VA International Value Portfolio	60,952	1,163,576
iShares Core MSCI EAFE ETF (b)	10,257	911,232
iShares Core MSCI Emerging Markets ETF	17,086	1,146,471
TOTAL OPEN-END FUNDS (Cost $15,377,987)		22,619,328

SHORT-TERM INVESTMENTS- 5.0%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.0%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (c)	916,399	916,399

MONEY MARKET FUNDS - 1.0%	Shares	Value
STIT-Government & Agency Portfolio - Institutional Class, 3.92% (c)	217,927	217,927

TOTAL SHORT-TERM INVESTMENTS (Cost $1,134,326)		1,134,326

TOTAL INVESTMENTS - 104.9% (Cost $16,512,313)		23,753,654
Liabilities in Excess of Other Assets - (4.9)%		(1,116,497)
TOTAL NET ASSETS - 100.0%		$22,637,157

Percentages are stated as a percent of net assets. ETF - Exchange Traded Fund
LLC - Limited Liability Company

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $902,081.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Matson Money International Equity VI Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Open-End Funds	$17,591,599	$–	$–	$17,591,599
Investments Measured at Net Asset Value(a)	–	–	–	5,027,729
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	916,399
Money Market Funds	217,927	–	–	217,927
Total Investments	$17,809,526	$–	$–	$23,753,654

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.